Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expenses
	For the Years Ended December 31,
	2022	2021	2020
Finance lease Cost:
Amortization of right-of-use assets	$10,744	$115,954	$162,611
Interest on lease liabilities	28,549	20,207	10,415
Total finance lease cost	$39,293	$136,161	$173,026

Schedule of supplemental cash flow information related to leases
	For the Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from finance leases	$28,549	$20,207	$10,415
Financing cash flow from finance leases	$581,549	$770,242	$119,014

Right-of-use assets obtained in exchange for lease obligations:
Finance leases	$151,048	$1,355,557	$-

Schedule of supplemental balance sheet information related to leases
	December 31, 2022	December 31, 2021
Finance lease right-of-use assets	$1,299,217	$1,372,169
Finance lease liabilities-current	$315,780	$533,808
Finance lease liabilities, non-current	46,623	292,130
Total finance lease liabilities	$362,403	$825,938
Weighted-average remaining lease term (years)	1.14	2.02
Weighted-average discount rate	5.44%	5.75%

Schedule of maturity of our finance lease liabilities
2023	$326,081
2024	47,186
Total	373,267
Less imputed interest	(10,864)
Total lease liabilities	$362,403